PREPAYMENTS - THIRD PARTIES	12 Months Ended
Dec. 31, 2022
PREPAYMENTS - THIRD PARTIES
PREPAYMENTS - THIRD PARTIES

5.PREPAYMENTS – THIRD PARTIES

Prepayments – third parties consist of the following:

	December 31,	December 31,
	2022	2021
Prepayments to third party medias	$2,957,346	$12,077,413
Less: provision for doubtful accounts	(2,153,390)	(2,701,166)
	$803,956	$9,376,247

Provisions for doubtful accounts of prepayments were $1,196,563, $2,668,421, and $nil for the years ended December 31, 2022, 2021, and 2020, respectively. Movement of allowance for doubtful prepayments was as follows:

	December 31,	December 31,
	2022	2021
Balance at beginning of the year	$2,701,166	$—
Charge to expenses	1,196,563	2,668,421
Writing off of accounts receivable	(1,547,445)	—
Foreign exchange (loss) income	(196,894)	32,745
Balance at end of the year	$2,153,390	$2,701,166